Risks and Concentration - Concentration of foreign currency risks (Details) - Foreign currency risks	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customers whose revenue represent greater than 10% of total revenue
Risks and Concentration
Concentration risk (as a percent)	0.00%	0.00%	0.00%
Distribution channels that represent greater than 10% of total revenues
Risks and Concentration
Concentration risk (as a percent)	0.00%	0.00%	0.00%